UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	21,766	$4,160,571

		$4,160,571

Air Freight & Logistics — 3.0%
FedEx Corp.	26,723	$6,185,306

		$6,185,306

Auto Components — 3.5%
Delphi Automotive PLC	67,534	$7,068,784

		$7,068,784

Banks — 2.5%
KeyCorp	270,738	$5,138,607

		$5,138,607

Beverages — 3.6%
Coca-Cola Co. (The)	88,636	$4,056,869
Constellation Brands, Inc., Class A	14,642	3,185,953

		$7,242,822

Biotechnology — 9.4%
Biogen, Inc.(1)	13,473	$4,340,596
Celgene Corp.(1)	55,366	5,582,554
Gilead Sciences, Inc.	79,435	5,940,149
Vertex Pharmaceuticals, Inc.(1)	23,000	3,318,670

		$19,181,969

Capital Markets — 2.8%
Charles Schwab Corp. (The)	118,469	$5,780,102

		$5,780,102

Chemicals — 2.5%
Ecolab, Inc.	36,972	$5,025,234

		$5,025,234

Communications Equipment — 1.8%
Palo Alto Networks, Inc.(1)	25,069	$3,653,807

		$3,653,807

Distributors — 1.7%
LKQ Corp.(1)	86,331	$3,403,168

		$3,403,168

Food Products — 3.5%
Mondelez International, Inc., Class A	72,142	$3,097,778
Pinnacle Foods, Inc.	69,070	4,021,946

		$7,119,724

Health Care Providers & Services — 2.0%
Aetna, Inc.	22,459	$4,046,663

		$4,046,663

1

Security	Shares	Value
Industrial Conglomerates — 1.5%
3M Co.	12,896	$3,135,533

		$3,135,533

Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc.(1)	12,829	$15,096,526

		$15,096,526

Internet Software & Services — 18.2%
Alphabet, Inc., Class C(1)	16,825	$17,185,223
Facebook, Inc., Class A(1)	79,398	14,067,738
GoDaddy, Inc., Class A(1)	71,527	3,479,788
Twitter, Inc.(1)	111,541	2,295,514

		$37,028,263

IT Services — 5.2%
Visa, Inc., Class A	94,493	$10,638,967

		$10,638,967

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	29,200	$2,021,808

		$2,021,808

Media — 1.3%
Walt Disney Co. (The)	24,709	$2,589,997

		$2,589,997

Oil, Gas & Consumable Fuels — 1.3%
Seven Generations Energy, Ltd., Class A(1)	191,613	$2,619,892

		$2,619,892

Pharmaceuticals — 1.7%
Zoetis, Inc.	47,671	$3,446,137

		$3,446,137

Road & Rail — 4.9%
CSX Corp.	101,568	$5,662,416
J.B. Hunt Transport Services, Inc.	38,798	4,312,010

		$9,974,426

Software — 9.9%
Activision Blizzard, Inc.	48,777	$3,043,685
Adobe Systems, Inc.(1)	22,804	4,138,242
Microsoft Corp.	92,714	7,803,737
salesforce.com, Inc.(1)	48,693	5,079,654

		$20,065,318

Specialty Retail — 1.8%
Home Depot, Inc. (The)	20,873	$3,753,383

		$3,753,383

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	30,006	$5,156,531

		$5,156,531

2

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.3%
Lululemon Athletica, Inc.(1)	74,531	$4,990,595
NIKE, Inc., Class B	60,921	3,680,847

		$8,671,442

Total Common Stocks (identified cost $148,602,385)		$202,204,980

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(2)	1,146,863	$1,146,978

Total Short-Term Investments (identified cost $1,146,978)		$1,146,978

Total Investments — 99.9% (identified cost $149,749,363)		$203,351,958

Other Assets, Less Liabilities — 0.1%		$292,748

Net Assets — 100.0%		$203,644,706

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $21,692.

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$202,204,980	*	$—	$—	$202,204,980
Short-Term Investments	—		1,146,978	—	1,146,978
Total Investments	$202,204,980		$1,146,978	$—	$203,351,958

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused Value Opportunities Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Air Freight & Logistics — 3.7%
C.H. Robinson Worldwide, Inc.	28,414	$2,462,073

		$2,462,073

Banks — 17.3%
Bank of America Corp.	77,047	$2,170,414
First Republic Bank	13,214	1,262,465
JPMorgan Chase & Co.	38,757	4,050,882
PNC Financial Services Group, Inc. (The)	4,885	686,636
Wells Fargo & Co.	58,536	3,305,528

		$11,475,925

Capital Markets — 5.8%
Charles Schwab Corp. (The)	32,320	$1,576,893
Credit Suisse Group AG	111,326	1,889,166
Credit Suisse Group AG(1)	20,240	343,466

		$3,809,525

Consumer Finance — 1.0%
Discover Financial Services	9,683	$683,620

		$683,620

Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	46,886	$2,386,029

		$2,386,029

Electric Utilities — 4.0%
NextEra Energy, Inc.	16,580	$2,620,303

		$2,620,303

Electronic Equipment, Instruments & Components — 1.1%
FLIR Systems, Inc.	15,835	$737,594

		$737,594

Energy Equipment & Services — 2.5%
Halliburton Co.	26,547	$1,109,134
Oceaneering International, Inc.	27,709	541,434

		$1,650,568

Equity Real Estate Investment Trusts (REITs) — 5.1%
Equity Residential	25,259	$1,687,806
Simon Property Group, Inc.	10,416	1,684,788

		$3,372,594

Food Products — 2.8%
McCormick & Co., Inc.	17,923	$1,831,372

		$1,831,372

Household Products — 2.3%
Colgate-Palmolive Co.	21,017	$1,522,682

		$1,522,682

Security	Shares	Value
Insurance — 3.9%
American Financial Group, Inc.	12,328	$1,295,180
Chubb, Ltd.	8,636	1,313,622

		$2,608,802

Internet Software & Services — 5.5%
Alphabet, Inc., Class C(2)	2,220	$2,267,530
eBay, Inc.(2)	40,530	1,405,175

		$3,672,705

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	4,376	$843,518

		$843,518

Machinery — 2.4%
Caterpillar, Inc.	11,356	$1,602,899

		$1,602,899

Multi-Utilities — 1.8%
Sempra Energy	10,002	$1,210,142

		$1,210,142

Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp.	21,214	$2,524,254
ConocoPhillips	24,016	1,221,934
EOG Resources, Inc.	12,400	1,268,768

		$5,014,956

Personal Products — 3.2%
Estee Lauder Cos., Inc. (The), Class A	16,894	$2,108,878

		$2,108,878

Pharmaceuticals — 9.4%
Eli Lilly & Co.	11,666	$987,410
Johnson & Johnson	25,386	3,537,032
Pfizer, Inc.	47,197	1,711,363

		$6,235,805

Road & Rail — 1.6%
CSX Corp.	19,050	$1,062,037

		$1,062,037

Semiconductors & Semiconductor Equipment — 1.8%
QUALCOMM, Inc.	18,274	$1,212,297

		$1,212,297

Specialty Retail — 1.6%
Home Depot, Inc. (The)	5,994	$1,077,841

		$1,077,841

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	6,928	$1,190,577

		$1,190,577

Textiles, Apparel & Luxury Goods — 5.4%
Lululemon Athletica, Inc.(2)	18,251	$1,222,087
NIKE, Inc., Class B	24,522	1,481,619
VF Corp.	11,993	875,009

		$3,578,715

Security	Shares	Value
Tobacco — 3.1%
Altria Group, Inc.	29,931	$2,030,220

		$2,030,220

Total Common Stocks (identified cost $53,722,923)		$66,001,677

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(3)	242,365	$242,389

Total Short-Term Investments (identified cost $242,389)		$242,389

Total Investments — 99.9% (identified cost $53,965,312)		$66,244,066

Other Assets, Less Liabilities — 0.1%		$37,424

Net Assets — 100.0%		$66,281,490

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $10,152.

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,656,556	$—		$—	$4,656,556
Consumer Staples	7,493,152	—		—	7,493,152
Energy	6,665,524	—		—	6,665,524
Financials	16,345,240	2,232,632		—	18,577,872
Health Care	7,079,323	—		—	7,079,323
Industrials	5,127,009	—		—	5,127,009
Information Technology	6,813,173	—		—	6,813,173
Real Estate	3,372,594	—		—	3,372,594
Telecommunication Services	2,386,029	—		—	2,386,029
Utilities	3,830,445	—		—	3,830,445
Total Common Stocks	$63,769,045	$2,232,632	*	$—	$66,001,677
Short-Term Investments	$—	$242,389		$—	$242,389
Total Investments	$63,769,045	$2,475,021		$—	$66,244,066

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018